Hedging activities	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Hedging activities
Hedging activities
Derivative financial instruments
The Group utilises derivative financial instruments to mitigate its exposure to certain market risks associated with its ongoing operations. The primary risks that it seeks to manage through the use of derivative financial instruments include currency exchange risk, commodity price risk and interest rate risk.
All derivative financial instrument assets and liabilities are recorded at fair value in the consolidated statement of financial position. The Group does not use derivative financial instruments for trading or speculative purposes, and all hedge ratios are on a 1:1 basis. At the inception of a hedge transaction, the Group documents the relationship between the hedging instrument and the hedged item, as well as its risk management objective and strategy for undertaking the hedge transaction.
This process includes linking the derivative financial instrument designated as a hedging instrument to the specific asset, liability, firm commitment or forecasted transaction. Refer to Note 28 for further details about the Group’s risk management strategy and objectives. Both at the hedge inception and on an ongoing basis, the Group assesses and documents whether the derivative financial instrument used in the hedging transaction is highly effective in maintaining the risk management objectives. Where critical terms match, the Group uses a qualitative assessment to ensure initial and ongoing effectiveness criteria. Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, exercised or no longer qualifies for hedge accounting.
At that time, any cumulative gain or loss on the hedging instrument recognised in equity is retained in equity until the forecasted transaction occurs. If the hedged transaction is no longer expected to occur, the net cumulative gain or loss recognised in equity is transferred to the income statement.

While certain derivative financial instruments are designated as hedging instruments, the Group may also enter into derivative financial instruments that are designed to hedge a risk but are not designated as hedging instruments (referred to as an economic hedge or a non-designated hedge). The decision regarding whether or not to designate a hedge for hedge accounting is made by management considering the size, purpose and tenure of the hedge, as well as the anticipated ability to achieve and maintain the Group’s risk management objective.
The Group is exposed to counterparty credit risk on all of its derivative financial instruments. It has established and maintained strict counterparty credit guidelines and enters into hedges only with financial institutions that are investment grade or better. It continuously monitors counterparty credit risk and utilises numerous counterparties to minimise its exposure to potential defaults.
The following table summarises the fair value of the assets and liabilities related to derivative financial instruments and the respective line items in which they were recorded in the consolidated statement of financial position as at the dates presented. All derivative instruments are classified as Level 2 within the fair value hierarchy.
Discussion of the Group’s other financial assets and liabilities is contained elsewhere in these financial statements. Refer to Note 11 for trade accounts receivable, Note 16 for trade and other payables, Note 15 for borrowings and
Note 21 for amounts receivable and payable with related parties.

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2024	2023
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	9	38
Foreign currency contracts	Non-current derivative assets	9	—
Interest rate and cross currency swaps	Non-current derivative assets	80	62
Commodity contracts	Current derivative assets	52	94
Foreign currency contracts	Current derivative assets	50	20
Interest rate and cross currency swaps	Current derivative assets	—	47
	Total assets	200	261
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	46	30
Foreign currency contracts	Non-current derivative liabilities	—	2
Interest rate and cross currency swaps	Non-current derivative liabilities	115	137
Commodity contracts	Current derivative liabilities	37	58
Foreign currency contracts	Current derivative liabilities	8	36
Deal contingent forwards	Current derivative liabilities	—	5
	Total liabilities	206	268

Cash flow hedges
The Group uses cash flow hedges to mitigate its exposure to variability in cash flows attributable to currency fluctuations and commodity price fluctuations associated with certain highly probable forecasted transactions, including purchases of raw materials, finished goods and services denominated in non-functional currencies, the receipts of interest as well as the payments of interest and principal on debt issuances in non-functional currencies.
Effective changes in the fair value of these cash flow hedging instruments are recognised as a component of other reserves in the consolidated statement of changes in equity. Any changes in the fair value of these cash flow hedges that are the result of ineffectiveness are recognised immediately in the line item in the consolidated income statement that is consistent with the nature of the underlying hedged item. Historically, the Group has not experienced, and does not expect to experience, material hedge ineffectiveness with the value of the hedged instrument equalling that of the hedged item. If the hedged cash flow results in a subsequent recognition of a non-financial asset or liability, the gains and/or losses accumulated in equity are included in the measurement of the cost of the asset or liability. For other cash flow hedges, the amounts deferred in equity are then recognised within the line item in the consolidated income statement that is consistent with the nature of the underlying hedged item in the period that the forecasted purchases or payments impact earnings.

The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Foreign currency contracts	1,723	1,292	431	—	—
Interest rate and cross currency swaps	2,079	760	604	416	299
Commodity contracts	1,397	834	563	—	—
As at 31 December 2022	5,199	2,886	1,598	416	299
Deal contingent foreign currency forwards	636	636	—	—	—
Foreign currency contracts	1,105	980	125	—	—
Interest rate and cross currency swaps	1,306	602	—	520	184
Commodity contracts	1,441	829	588	9	15
As at 31 December 2023	4,488	3,047	713	529	199
Foreign currency contracts	1,460	1,196	264	—	—
Interest rate and cross currency swaps	696	—	416	101	179
Commodity contracts	1,662	889	635	121	17
As at 31 December 2024	3,818	2,085	1,315	222	196
The net notional amount of outstanding interest rate and cross currency swaps used to hedge interest rate risk and currency fluctuations of non-functional currency borrowings was €0.7 billion as at 31 December 2024, €1.3 billion as at 31 December 2023 and €2.1 billion as at 31 December 2022. The net notional amount of the other outstanding foreign currency cash flow hedges was
€1.5 billion as at 31 December 2024, €1.1 billion as at 31 December 2023 and
€1.7 billion as at 31 December 2022. The net notional amount of outstanding commodity-related cash flow hedges was €1.7 billion as at 31 December 2024,
€1.4 billion as at 31 December 2023 and €1.4 billion as at 31 December 2022.
Outstanding cash flow hedges as at 31 December 2024 are expected to be settled between 2025 and 2036.
The following table provides a reconciliation by risk category of the net of tax impacts on the cash flow hedge reserve disclosed in Note 18, resulting from cash flow hedge accounting:

	Foreign currency contracts	Commodity contracts	Interest rate and cross currency swaps	Total
Cash flow hedges	€ million	€ million	€ million	€ million
As at 1 January 2022	26	153	(28)	151
Net fair value gains/(losses) recognised in OCI	13	43	46	102
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(19)	(117)	(13)	(149)
As at 31 December 2022	20	79	5	104
Net fair value gains/(losses) recognised in OCI	(26)	67	(3)	38
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories(A)	10	(111)	(10)	(111)
As at 31 December 2023	4	35	(8)	31
Net fair value gains/(losses) recognised in OCI	41	(27)	8	22
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories(A)	5	(24)	(4)	(23)
Net losses transferred to goodwill in connection with the Acquisition	2	—	—	2
As at 31 December 2024	52	(16)	(4)	32
A.The amount includes a net of tax gain of €13 million and €83 million in 2024 and 2023 respectively transferred from the cash flow hedge reserve to the cost of inventories.
The following table summarises the net of tax effect of the cash flow hedges in the consolidated income statement for the periods presented:

Cash flow hedging instruments	Location – Income statement	Amount of gain/(loss) reclassified from the cash flow hedge reserve into profit
		Year ended 31 December
		2024	2023	2022
		€ million	€ million	€ million
Foreign currency contracts	Cost of sales	—	1	19
Commodity contracts	Cost of sales	—	—	83
Commodity contracts	Selling and distribution expenses	6	17	34
Interest rate and cross currency swaps	Finance costs	4	10	13
Total		10	28	149
Ineffectiveness associated with these cash flow hedges was not material during any year presented within these financial statements.
Fair value hedges
The Group has designated certain cross currency swaps used to mitigate foreign currency exchange risk and interest rate risk on foreign currency borrowings as fair value hedges. There is an economic relationship between the hedged item and the hedging instrument, as the terms of the cross currency swap contracts match the terms of the fixed rate borrowings. The Group has established a hedge ratio of 1:1 for the hedging relationship.
The Group also designates foreign currency contracts as fair value hedges to mitigate foreign currency exchange risk.
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

		Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Fair value hedges	Total	€ million	€ million	€ million	€ million
Interest rate and cross currency swaps	1,165	—	—	500	665
As at 31 December 2022	1,165	—	—	500	665
Interest rate and cross currency swaps	1,159	—	275	450	434
As at 31 December 2023	1,159	—	275	450	434
Interest rate and cross currency swaps	1,154	—	500	225	429
Foreign currency contracts	13	13	—	—	—
As at 31 December 2024	1,167	13	500	225	429
The net notional amount of outstanding interest rate and cross currency swaps designated in a fair value hedge relationship with borrowings was €1,154 million as at 31 December 2024, €1,159 million as at 31 December 2023 and €1,165 million as at 31 December 2022.
The following table summarises the gains/(losses) recognised from the settlement of fair value hedges within the consolidated income statement for the periods presented:

Fair value hedges	Location – Income statement	Year ended 31 December
		2024	2023	2022
		€ million	€ million	€ million
Interest rate and cross currency swaps	Finance costs	(36)	(30)	2
Total		(36)	(30)	2
The carrying value of the hedged item recognised in borrowings as at 31 December 2024 is €1,076 million (31 December 2023: €1,051 million), which includes accumulated amounts of fair value hedging adjustments of €74 million reduction in borrowings (31 December 2023: €106 million reduction in borrowings).

Non-designated hedges
The Group periodically enters into derivative instruments that are designed to hedge various risks but are not designated as hedging instruments.
At times, it enters into other short-term non-designated hedges to mitigate its exposure to changes in cash flows attributable to currency fluctuations associated with no qualifying hedged items such as short-term intercompany loans and certain cash equivalents denominated in non-functional currencies. Changes in the fair value of outstanding non-designated hedges are recognised each reporting period in the line item in the consolidated income statement that is consistent with the nature of the hedged risk.
There were €206 million of outstanding non-designated foreign currency hedges related to hedging foreign currency exposure on intercompany loans as at 31 December 2024. There were €215 million outstanding non-designated hedges as at 31 December 2023.
There were €33 million of outstanding non-designated commodity hedges entered into as part of a power purchase agreement as at 31 December 2024 (31 December 2023: nil). This agreement expires in 2035.
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

Non-designated hedging instruments	Location – Income statement	Year ended 31 December
		2024	2023	2022
		€ million	€ million	€ million
Foreign currency contracts(A)	Non-operating items	2	(5)	(5)
Commodity contracts	Non-operating items	4	—	—
Total		6	(5)	(5)
A.The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement.
Net investment hedges
The Group had no net investment hedges in place as at 31 December 2024 or 31 December 2023. However, it continues to monitor its exposure to currency exchange rates and may enter into future net investment hedges as a result of volatility in the functional currencies of certain of its subsidiaries.